Significant accounting policies - Revenue from Contracts with Customers (Details)	12 Months Ended
Dec. 31, 2019
Residential customers | Bell Wireless
Disclosure of performance obligations [line items]
Description of significant payment terms in contracts with customers	For wireless products and services sold in bundled arrangements, customers pay monthly over a contract term of up to 24 months for residential customers and up to 36 months for business customers.
Business customers | Bell Wireless
Disclosure of performance obligations [line items]
Description of significant payment terms in contracts with customers	For wireless products and services sold in bundled arrangements, customers pay monthly over a contract term of up to 24 months for residential customers and up to 36 months for business customers.
Business customers | Wireline
Disclosure of performance obligations [line items]
Description of significant payment terms in contracts with customers	For wireline customers, products are usually paid in full at the point of sale. Services are paid for on a monthly basis except where a billing schedule has been established with certain business customers under long-term contracts that can generally extend up to seven years.